Investment - Schedule of Investments at Amortized Cost and Fair Value (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Short-term Investments
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Held-to-maturity debt investments, fair value	¥ 107,654	$ 15,464	¥ 27,507
Available-for-sale debt investments, fair value	5,637	810	79,558
Debt Securities, Held-to-maturity, Fair Value	107,654	15,464	27,507
Short-term Investments | Corporate Debt Securities
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Held-to-maturity debt investments, cost or amortized cost	107,287		27,388
Held-to-maturity debt investments, gross unrecognized holding gains	367		119
Held-to-maturity debt investments, fair value	107,654	15,464	27,507
Available-for-sale debt investments, cost or amortized cost	5,440		83,100
Available-for-sale debt investments, gross unrealized gains	197		1,216
Available-for-sale debt investments, gross unrealized losses			(78)
Available-for-sale debt investments, fair value	5,637	810	84,238
Debt Securities, Held-to-maturity, Fair Value	107,654	15,464	27,507
Long-term investments
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Held-to-maturity debt investments, fair value	491	70
Available-for-sale debt investments, fair value	3,970	570	1,167
Equity investments at fair value with readily determinable fair value, fair value	11,334	1,628	4,428
Investments accounted for at fair value, fair value	1,819	261	1,457
Debt Securities, Held-to-maturity, Fair Value	491	70
Long-term investments | Corporate Debt Securities
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Held-to-maturity debt investments, fair value	491	70
Available-for-sale debt investments, cost or amortized cost	3,913		1,167
Available-for-sale debt investments, gross unrealized gains	138
Available-for-sale debt investments, gross unrealized losses	(81)
Available-for-sale debt investments, fair value	3,970	570	1,167
Investments accounted for at fair value, cost or amortized cost	1,309		1,139
Investments accounted for at fair value, gross unrealized Losses	(87)
Investments accounted for at fair value, gross unrealized gains	597		318
Investments accounted for at fair value, fair value	1,819	261	1,457
Debt Securities, Held-to-maturity, Noncurrent	496
Debt Securities, Held-to-maturity, Accumulated Unrecognized Loss	(5)
Debt Securities, Held-to-maturity, Fair Value	491	70
Long-term investments | Ordinary Shares
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Equity investments at fair value with readily determinable fair value, cost or amortized cost	11,769		5,605
Equity investments at fair value with readily determinable fair value, gross unrealized gains	2,195		664
Equity investments at fair value with readily determinable fair value, gross unrealized loss	(2,630)		(1,841)
Equity investments at fair value with readily determinable fair value, fair value	¥ 11,334	$ 1,628	¥ 4,428